Primary and secondary segments reporting - Schedule of reconciliation of consolidated profit after tax to operating profit before tax, narrative (Details) € in Millions, £ in Millions	8 Months Ended	12 Months Ended
	Aug. 31, 2025 EUR (€)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 GBP (£)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 19, 2024
Disclosure of operating segments [line items]
Expense of restructuring activities		€ 620.0		€ 835.0	€ 385.0
Impairment and reversal of impairment on financial assets, net		12,596.0		12,183.0	12,260.0
Gross profit		58,311.0		58,043.0	53,951.0
Tax expense (income)	€ 635.0	4,723.0		4,844.0	3,880.0
Profit/(loss) attributable to non-controlling interests		1,399.0		1,170.0	1,107.0
Gains on disposals of investments		17.0		360.0	285.0
Merchant Platform in Germany and Superdigital in Latin America
Disclosure of operating segments [line items]
Gain (loss) recognised on measurement to fair value less costs to sell or on disposal of assets or disposal groups constituting discontinued operation				(243.0)
Brazil And Openbank Segment
Disclosure of operating segments [line items]
Gains on disposals of investments					270.0
United Kingdom | Financial Conduct Authority (FCA) Review of The Vehicle Finance Market | Other provisions
Disclosure of operating segments [line items]
Increase in existing provisions		214.0	£ 183	353.0
Other adjustments
Disclosure of operating segments [line items]
Impairment and reversal of impairment on financial assets, net		(467.0)		(352.0)	(474.0)
Gross profit		0.0		0.0	0.0
Tax expense (income)		210.0		0.0	213.0
Profit/(loss) attributable to non-controlling interests		26.0		0.0	26.0
Other adjustments | Brazil
Disclosure of operating segments [line items]
Impairment and reversal of impairment on financial assets, net		467.0		352.0	(474.0)
Loan loss provisions, net of taxes and minority interest		231.0		€ 174.0	235.0
Tax expense (income)					(213.0)
Profit/(loss) attributable to non-controlling interests					€ (26.0)
Caceis (Notes 3 and 12)
Disclosure of operating segments [line items]
Gains (losses) on noncurrent assets held for sale not classified as discontinued operations		€ 231.0
Proportion of ownership interest in associate, sold (in percentage)						30.50%